Equity-Accounted Investees - Ownership and carrying amount (Details) - EUR (€) € in Thousands					1 Months Ended	12 Months Ended
	Jul. 29, 2021	Mar. 30, 2020	Oct. 22, 2018	Jan. 12, 2017	Mar. 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2020
Equity-Accounted Investees
Carrying value						€ 534,970	€ 1,955,177	€ 1,999,776			€ 1,869,020
Total equity accounted investees with similar activity to that of the Group
Equity-Accounted Investees
Carrying value						€ 532,129	€ 1,951,590	1,994,707			1,847,360
Access Biologicals Inc.
Equity-Accounted Investees
Ownership interest (as a percent)				49.00%
Shanghai RAAS Blood Products Co., Ltd.
Equity-Accounted Investees
Ownership interest (as a percent)		26.20%			26.20%	26.58%	26.20%
Ownership interest (as a percent) after deduction of ownership interests held for sale						6.58%
Carrying value						€ 474,601	€ 1,910,428	1,909,596			1,800,578
Grifols Egypt Plasma Derivatives
Equity-Accounted Investees
Ownership interest (as a percent)	49.00%					49.00%	49.00%
Carrying value						€ 46,263	€ 36,111	31,847
BioDarou P.J.S. Co.
Equity-Accounted Investees
Ownership interest (as a percent)						49.00%	49.00%
Carrying value						€ 11,265	€ 5,051
Total of the rest of equity accounted investees
Equity-Accounted Investees
Carrying value						€ 2,841	€ 3,587	€ 5,069			21,660
Albajuna Therapeutics, S.L.
Equity-Accounted Investees
Ownership interest (as a percent)						100.00%	49.00%		49.00%	30.00%
Carrying value							€ 622
Mecwins, S.A
Equity-Accounted Investees
Ownership interest (as a percent)			24.99%			24.59%	24.59%	24.59%
Carrying value						€ 2,841	€ 2,965	€ 3,159			€ 2,605